Consolidated Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Capital stock [member]	Capital reserves: Other reserves [member]	Capital reserves: Stock options [member]	Profit reserves: Legal reserve [member]	Profit reserves: Profit retention [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2017	R$ 2,252		R$ 8	R$ 70	R$ 790	R$ (96)		R$ 3,024		R$ 3,024
Other comprehensive income
Net income for the year						1,076		1,076		1,076
Comprehensive income for the year										1,076
Non-cash capital contribution	99							99		99
Stock options granted			8					8		8
Interest on own capital					(115)			(115)		(115)
Legal reserve				55		(55)
Reversal of profit retention					1,042	(1,042)
Ending balance at Dec. 31, 2018	2,351		16	125	1,717	(117)		4,092
Other comprehensive income
Net income for the year						1,047		1,047	13	1,060
Foreign exchange rate variation of foreign investments							157	157	63	220
Cash flow hedge							5	5		5
Comprehensive income for the year						1,047	162	1,209	76	1,285
Hyperinflationary economy effect					22			22	7	29
Non-cash capital contribution	67							67		67
Capital increase	2,003							2,003		2,003
Stock options granted			2					2		2
Interest on own capital					(247)			(247)		(247)
Legal reserve				52		(52)
Reversal of profit retention					878	(878)
Interim dividends					(50)			(50)	(37)	(87)
Non- controlling interests									2,557	2,557
Ending balance at Dec. 31, 2019	4,421		18	177	2,320		162	7,098	2,603	9,701
Other comprehensive income
Net income for the year						1,398		1,398	158	1,556
Foreign exchange rate variation of foreign investments							(233)	(233)	591	358
Equity on other comprehensive income							1,945	1,945	15	1,960
Comprehensive income for the year						1,398	1,712	3,110	764	1,914
Capitalization credits- Spin-off	140							140		140
Capital increase - Bellamar	769							769		769
Capital increase - assets and liabilities indemnity	127							127		127
Corporate restructuring	(5,715)	(19)		(30)	(2,866)		(1,874)	(10,504)	(3,116)	(13,620)
Transactions with non-controlling shareholders					(22)			(22)		(22)
Valorization PUT subsidiary Disco									(102)	(102)
Hyperinflationary economy effect									5	5
Others									(11)	(11)
Non-cash capital contribution	369							369		369
Capital increase	650							650		650
Stock options granted			5					5		5
Interest on own capital					(310)			(310)		(310)
Dividends					(85)			(85)	(143)	(228)
Legal reserve				5		(5)
Reversal of profit retention					1,393	(1,393)
Ending balance at Dec. 31, 2020	R$ 761	R$ (19)	R$ 23	R$ 152	R$ 430			R$ 1,347		R$ 1,347